Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Property and Equipment, Net [Abstract]
Subtotal	$ 14,206,884	$ 15,997,488
Less: accumulated depreciation	(2,921,978)	(3,058,890)
Property and equipment, net	11,284,906	12,938,598
Property and Buildings [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	3,999,035	4,469,370
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	3,709,916	4,262,580
Land [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	3,105,804	3,489,621
Equipment and Furniture [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	2,516,848	2,723,113
Automobiles [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	261,620	364,916
Software [Member]
Schedule of Property and Equipment, Net [Abstract]
Subtotal	$ 613,661	$ 687,888